BASIS OF PRESENTATION	12 Months Ended
Mar. 31, 2021
BASIS OF PRESENTATION
BASIS OF PRESENTATION

3.BASIS OF PRESENTATION

(a)Compliance with IFRS

The Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board. The policies applied in these Consolidated Financial Statements were based on IFRS issued and effective as at March 31, 2021.

(b)Basis of presentation

The Consolidated Financial Statements are presented in Canadian dollars, the functional currency of Just Energy, and all values are rounded to the nearest thousand, except where otherwise indicated. The Consolidated Financial Statements are prepared on a going concern basis under the historical cost convention, except for certain financial assets and liabilities that are stated at fair value.

The Company’s business is affected by seasonality. As a result, for certain periods such as the second fiscal quarter, the Company has increased working capital requirements that require the Company to either access cash or other financing sources.

Principles of consolidation

The Consolidated Financial Statements include the accounts of Just Energy and its directly or indirectly owned subsidiaries as at March 31, 2021. Subsidiaries are consolidated from the date of acquisition and control and continue to be consolidated until the date that such control ceases. Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect these returns through its power over the investee. The financial statements of the subsidiaries are prepared for the same reporting period as Just Energy, using consistent accounting policies. All intercompany balances, income, expenses, and unrealized gains and losses resulting from intercompany transactions are eliminated on consolidation.

Going concern

Due to the Weather Event and associated CCAA filing, the Company’s ability to continue as a going concern for the next 12 months is dependent on the Company emerging from CCAA protection, meeting the liquidity challenges and complying with DIP Facility covenants. The material uncertainties arising from the CCAA filings cast substantial doubt upon the Company's ability to continue as a going concern and accordingly, the ultimate appropriateness of the use of accounting principles applicable to a going concern. These Consolidated Financial Statements do not reflect the adjustments to carrying values of assets and liabilities and the reported expenses and Consolidated Statements of Financial Position classifications that would be necessary if the going concern assumption was deemed inappropriate. These adjustments could be material. There can be no assurance that the Company will be successful in these initiatives, that lenders will provide further financing or relief for covenants, or that the Company can refinance or repay credit facilities from new sources of financing.